Investment in Affiliated Companies (Details Narrative) - USD ($)	1 Months Ended	7 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
PDS [Member]
Schedule of Investments [Line Items]
Equity interest percentage			50.00%
Investment in affiliated company	$ 27,637
Equity in loss of affiliated company		$ 5,102
Holocom [Member]
Schedule of Investments [Line Items]
Equity interest percentage			46.00%